Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 3,197.0	$ 3,642.5	$ 3,585.1
Operating costs and expenses:
Cost of sales	2,820.7	3,136.2	2,886.7
Selling, general and administrative expenses	281.7	286.6	270.1
Restructuring and divestiture costs	22.4	16.7	10.0
Integration-related costs and other, net	16.0	32.2	32.6
Goodwill impairment charges	864.1	4.1
Total operating costs and expenses	4,004.9	3,475.8	3,199.4
Operating income (loss)	(807.9)	166.7	385.7
Interest expense	(73.3)	(71.6)	(72.5)
Debt refinancing costs	(3.2)		(78.5)
Gain on acquisition of controlling interest			25.9
Foreign exchange loss	(2.3)	(1.0)	(0.2)
Interest income	0.4	0.6	1.0
Income (loss) from continuing operations before income taxes	(886.3)	94.7	261.4
Provision for (benefit from) income taxes	(42.5)	16.7	69.2
Net income (loss) from continuing operations	(843.8)	78.0	192.2
Discontinued operations:
Income (loss) from discontinued operations	8.0	(37.0)	(19.8)
Less: Provision for (benefit from) income taxes of discontinued operations	1.3	(9.2)	4.4
Net income (loss) from discontinued operations	6.7	(27.8)	(24.2)
Consolidated net income (loss)	(837.1)	50.2	168.0
Less: net income (loss) attributable to noncontrolling interest	(20.7)	3.9	2.7
Net income (loss) attributable to Axiall	$ (816.4)	$ 46.3	$ 165.3
Basic earnings (loss) per share attributable to Axiall:
Earnings (loss) per share from continuing operations	$ (11.68)	$ 1.06	$ 2.82
Earnings (loss) per share from discontinued operations	0.09	(0.40)	(0.36)
Earnings (loss) per share attributable to Axiall	(11.59)	0.66	2.46
Diluted earnings (loss) per share attributable to Axiall:
Earnings (loss) per share from continuing operations	(11.68)	1.05	2.80
Earnings (loss) per share from discontinued operations	0.09	(0.40)	(0.36)
Earnings (loss) per share attributable to Axiall	$ (11.59)	$ 0.65	$ 2.44
Weighted average common shares outstanding:
Basic	70.4	70.1	67.3
Diluted	70.4	70.6	67.8
Dividends per common share	$ 0.64	$ 0.64	$ 0.48